Document and Entity Information	0 Months Ended
Apr. 13, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 13, 2015
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Apr. 13, 2015
Document Effective Date	Apr. 13, 2015
Prospectus Date	Sep. 30, 2014
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Risk/Return:
Trading Symbol	LDRAX